Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Current assets
Cash and cash equivalents	$ 7,219,848	$ 8,733,742	$ 1,385,994
Accounts receivable, less allowance for doubtful accounts	4,248,363	2,569,141	2,333,024
Other receivables, less allowance for doubtful accounts	318,827	37,811	290,907
Advances to suppliers-third parties	14,611	54,890	2,192,910
Advances to suppliers-related party	3,473,717	3,333,038
Prepaid expenses and other current assets	230,721	311,136	826,631
Due from related parties, net	2,372,996	1,715,130	1,622,519
Total Current Assets	17,879,083	16,754,888	8,651,985
Property and equipment, net	217,335	187,373	176,367
Intangible assets, net	184,722
Prepaid expenses		6,882	178,982
Other long-term assets	119,059	117,478	46,810
Deferred tax assets	1,823,100	749,400
Total Assets	20,223,299	17,816,021	9,054,144
Current Liabilities
Advances from customers	360,744	369,717	24,373
Accounts payable	506,989	206,211	489,490
Taxes payable	2,258,737	1,886,216	1,637,197
Due to related parties		206,323
Accrued expenses and other current liabilities	359,748	418,029	286,322
Total Current Liabilities	3,486,218	3,086,496	2,437,382
Income tax payable - noncurrent portion	440,219
Total Liabilities	3,926,437	3,086,496	2,437,382
Commitments and Contingencies
Equity
Preferred stock, 2,000,000 shares authorized, no par value, none issued.
Common stock, Value	20,535,379	20,535,379	15,500,391
Additional paid-in capital	1,032,016	688,934	1,140,962
Treasury stock, at cost	(417,538)	(417,538)	(417,538)
Retained earnings (accumulated deficit)	20,985	(893,907)	(4,518,799)
Accumulated other comprehensive loss	(134,637)	(414,564)	(280,907)
Total Sino-Global Shipping America Ltd. Stockholders' Equity	21,036,205	19,498,304	11,424,109
Non-controlling Interest	(4,739,343)	(4,768,779)	(4,807,347)
Total Equity	16,296,862	14,729,525	6,616,762
Total Liabilities and Equity	$ 20,223,299	$ 17,816,021	$ 9,054,144